Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2017	[1]	Sep. 30, 2017	[2]	Jun. 30, 2017	[3]	Mar. 31, 2017	[4]	Dec. 31, 2016	[5]	Sep. 30, 2016	[6]	Jun. 30, 2016	[7]	Mar. 31, 2016	[8]	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net income (loss) attributable to McDermott	$ 25,516		$ 94,701		$ 36,413		$ 21,916		$ (476)		$ 16,108		$ 20,657		$ (2,172)		$ 178,546	$ 34,117	$ (17,983)
Weighted average common stock (basic)																	91,112,644	80,119,788	79,413,588
Effect of dilutive securities:
Tangible equity units																	3,198,061	13,608,313
Stock options, restricted stock and restricted stock units																	900,881	999,979	13,600,000
Potential dilutive common stock																	95,211,586	94,728,080	79,413,588
Net income (loss) per share attributable to McDermott
Basic:	$ 0.28	[9]	$ 1.00	[9]	$ 0.39	[9]	$ 0.27	[9]	$ 0.00	[9]	$ 0.20	[9]	$ 0.26	[9]	$ (0.03)	[9]	$ 1.96	$ 0.43	$ (0.23)
Diluted:	$ 0.27	[9]	$ 0.99	[9]	$ 0.38	[9]	$ 0.23	[9]	$ 0.00	[9]	$ 0.17	[9]	$ 0.22	[9]	$ (0.03)	[9]	$ 1.88	$ 0.36	$ (0.23)

[1]	Operating results for the fourth quarter of 2017 were primarily driven by higher fabrication and marine activity in the MENA segment and installation progress on the Inpex Ichthys project.
[2]	Operating results for the third quarter reflect high quality operational performance, while operating with peak levels of utilization in the MENA segment and progressing on the Inpex Ichthys project.
[3]	Operating results for the second quarter of 2017 continued to reflect efficient project execution and higher engineering, fabrication and marine activity and improved productivity on multiple projects primarily in our MENA segment.
[4]	The first quarter of 2017 operating results improvement was driven by strong cost management, with significantly lower project costs in our MENA and APAC segments, and improvements in our selling, general and administrative expenses.
[5]	Net loss for the quarter ended December 31, 2016 was primarily due to increase in our estimated costs at completion on our Ichthys project in Australia and an impairment charge on Intermac 600. Those were partially offset by productivity improvements and associated cost savings, primarily in our MENA segment.
[6]	Net income for the quarter ended September 30, 2016 was influenced by productivity improvements and associated cost savings, primarily in the MENA and APAC segments, partially offset by impairment losses on certain marine assets.
[7]	Net income for the quarter ended June 30, 2016 was influenced by productivity improvements and associated cost savings in the MENA and APAC segments.
[8]	Net loss for the quarter ended March 31, 2016 was influenced by successful execution and close-out improvements in the NCSA segment and productivity improvements and associated cost savings, primarily in the APAC segment, partially offset by impairment losses on the Agile vessel.
[9]	May not tie to the Consolidated Statements of Operations due to rounding.